Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Marketable Securities

5. Marketable Securities

Marketable securities consist of corporate bonds and are classified as held-to-maturity. The amortized cost basis and net carrying amount of marketable securities was $26,130 and $13,168 and the aggregate fair value was $26,131 and $13,166, as of March 31, 2014 and December 31, 2013, respectively. The gross unrealized holding gains were $2 and $0 and the gross unrealized losses were $1 and $2, as of March 31, 2014 and December 31, 2013, respectively. Corporate bonds held in marketable securities had contractual maturities of between 1 and 11 months as of March 31, 2014.

The following table presents information about the Company’s investments that were in an unrealized loss position and for which an other-than-temporary impairment has not been recognized in earnings as of:

	March 31, 2014	December 31, 2013
Aggregate fair value of investments with unrealized losses (1)	$5,449	$1,281
Aggregate amount of unrealized losses	$(1)	$(2)

(1)	Investments have been in a continuous loss position for less than 12 months

5. Marketable Securities

Marketable securities consist of corporate bonds and are classified as held-to-maturity. As of December 31, 2013, the amortized cost basis and net carrying amount of marketable securities was $13,168 and the aggregate fair value was $13,166. The gross unrealized holding gains and losses were $0 and $2, respectively, as of December 31, 2013. Corporate bonds held in marketable securities have contractual maturities of between 5 and 8 months as of December 31, 2013.